Equity Raise (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Dec. 12, 2016	Sep. 30, 2015	Sep. 25, 2015	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015
Equity Raise (Textual)
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Share purchase price to the public			$ 15.00
Underwriters exercisable option term			30 days
Underwriters exercisable option additional shares			52,500,000
Common Stock [Member]
Equity Raise (Textual)
Issuance of common stock, shares				102,895
Net proceeds from sale of stock	$ 1.8	$ 4.7
Investors [Member]
Equity Raise (Textual)
Common stock, par value	$ 0.001
Share purchase price to the public	$ 6.00
Net proceeds from sale of stock	$ 2.0
Warrants issued to purchase common stock	250,000
Exercisable price of warrants	$ 6.75
Warrants exercisable period	6 months
Net proceeds from equity raise	$ 1.8